Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ (2,719)	¥ (23,965)	¥ (1,354)
Gains or (losses) on hedged items	3,106	24,738	2,999
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	199	(24,204)	35,834
Undesignated derivative financial instruments | Interest rate and currency swap agreements | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	(2,862)	1,617	(28)
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Cost of financing operations
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	20,333	(4,572)	(3,815)
Undesignated derivative financial instruments | Foreign exchange forward and option contracts | Foreign exchange gain (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	¥ (930)	¥ (49,239)	¥ 53,272